Leases (Details) - Schedule of weighted average discount rate - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Weighted Average Discount Rate [Abstract]
Fixed lease expense	$ 102,969	$ 69,191	$ 275,763	$ 275,485
Variable lease expense	8,935	44,508	178,032	180,818
Total operating lease expense	$ 111,904	$ 113,699	$ 453,795	$ 456,303